RELATED PARTY TRANSACTION (Details) (Board of Directors Chairman [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Board of Directors Chairman [Member]
Related Party Transaction [Line Items]
Maximum average monthly gross compensation fee	$ 28,100
Compensation	334,000	351,000	284,000
Amount of bonus	$ 160,000
Percent of EBITDA entitlement	4.00%